              COMPASS CAPITAL FUNDSSM  COMPASS CAPITAL FUNDS(SM)

                     THE BOND PORTFOLIOS/INVESTOR CLASSES

                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


Low Duration Bond Portfolio - Change in Investment Policies
-----------------------------------------------------------

Effective May 15, 1997 the investment policies of the Low Duration Bond Portfolio will be modified, and the disclosure in the Prospectus is changed as follows:

     A.   Credit Quality
          --------------

     The information on the credit quality concentration and minimum credit quality for the Low Duration Bond Portfolio in the sections "What Are The Differences Among The Portfolios?" and "What Additional Investment Policies And Risks Apply?" are replaced with the following:


PORTFOLIO            CREDIT QUALITY CONCENTRATION  MINIMUM CREDIT QUALITY
-------------------------------------------------------------------------
Low Duration Bond    Investment Grade Spectrum     B
=========================================================================

          Securities acquired by the Low Duration Bond Portfolio will generally be rated investment grade at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. The Low Duration Bond Portfolio may, however, invest in non-investment grade fixed income or convertible securities when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 20% of the total assets of the Portfolio are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that the securities acquired by the Low Duration Bond Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower degree of expected protection of principal and interest payments, (c) the creditworthiness of the issuers of such securities, (d) the relatively low trading market liquidity for the securities, (e) the relative youth and growth of the market for such securities, and (f) the impact that legislation may have on the high yield bond market (and, in turn, on the Portfolio's net asset value and investment practices). During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Low Duration Bond Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the value and liquidity of lower-rated securities held by the Portfolio, especially in a thinly-traded market.

B.        Foreign Investments
          -------------------

          The Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Low Duration Bond Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described under the sub-sections captioned "Foreign Investments," "Interest Rate and Currency Transactions" and "Options and Futures Contracts" under "What Additional Investment Policies And Risks Apply?"

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Investor Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Investor Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Investor Shares of each Portfolio in excess of $1 billion.

Sales Loads, Broker Reallowances and Placement Fees
---------------------------------------------------

The following schedule of sales charges for Investor A Share trades of $1,000,000 and above is to be added to the schedules found under "What Is The Schedule Of Sales Charges And Exemptions?" beginning on pg. 46.

Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios:

  Amount of
Transaction at   Sales Charge as a % of    Sales Charge as a % of Net    Reallowance or Placement Fees to
Offering Price        Offering Price*               Asset Value*          Dealers (as a % of Offering Price)**
(in millions)
$1 - 2                    0.00%                         0.00%                          0.75%
$2 - 3                    0.00%                         0.00%                          0.72%
$3 - 5                    0.00%                         0.00%                          0.63%
$5 - 10                   0.00%                         0.00%                          0.44%
$10 - 15                  0.00%                         0.00%                          0.38%
$15 - 20                  0.00%                         0.00%                          0.35%
$20 - 40                  0.00%                         0.00%                          0.30%

Government Income, Managed Income and International Bond Portfolios:

  Amount of
Transaction at   Sales Charge as a % of    Sales Charge as a % of Net    Reallowance or Placement Fees to
Offering Price        Offering Price*               Asset Value*          Dealers (as a % of Offering Price)**
(in millions)
$1 - 2                    0.00%                         0.00%                          1.00%
$2 - 3                    0.00%                         0.00%                          0.95%
$3 - 5                    0.00%                         0.00%                          0.87%
$5 - 10                   0.00%                         0.00%                          0.69%
$10 - 15                  0.00%                         0.00%                          0.62%
$15 - 20                  0.00%                         0.00%                          0.53%
$20 - 40                  0.00%                         0.00%                          0.39%

 * There is no initial sales charge on purchases of $1,000,000 or more of Investor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.
** The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.


Sales Charge Waivers
--------------------

The section entitled "What Is The Schedule Of Sales Charges And Exemptions?" has been amended as follows:

     The second sentence under the caption "Sales Charge Waivers -- Investor A Shares" has been amended to reflect that registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio may purchase Investor A Shares without a sales load, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares of Fund portfolios that would otherwise be subject to front-end sales charges equals at least $250,000.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.



This Supplement is dated May 15, 1997.

              COMPASS CAPITAL FUNDSSM  COMPASS CAPITAL FUNDS(SM)

                       THE BOND PORTFOLIOS/SERVICE CLASS

                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


Low Duration Bond Portfolio - Change in Investment Policies
-----------------------------------------------------------

Effective May 15, 1997 the investment policies of the Low Duration Bond Portfolio will be modified, and the disclosure in the Prospectus is changed as follows:

     A.   Credit Quality
          --------------

     The information on the credit quality concentration and minimum credit quality for the Low Duration Bond Portfolio in the sections "What Are The Differences Among The Portfolios?" and "What Additional Investment Policies And Risks Apply?" are replaced with the following:


PORTFOLIO            CREDIT QUALITY CONCENTRATION  MINIMUM CREDIT QUALITY
-------------------------------------------------------------------------
Low Duration Bond    Investment Grade Spectrum     B
=========================================================================


          Securities acquired by the Low Duration Bond Portfolio will generally be rated investment grade at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. The Low Duration Bond Portfolio may, however, invest in non-investment grade fixed income or convertible securities when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 20% of the total assets of the Portfolio are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that the securities acquired by the Low Duration Bond Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower degree of expected protection of principal and interest payments, (c) the creditworthiness of the issuers of such securities, (d) the relatively low trading market liquidity for the securities, (e) the relative youth and growth of the market for such securities, and (f) the impact that legislation may have on the high yield bond market (and, in turn, on the Portfolio's net asset value and investment practices). During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Low Duration Bond Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the value and liquidity of lower-rated securities held by the Portfolio, especially in a thinly-traded market.

B.        Foreign Investments
          -------------------

          The Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Low Duration Bond Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described under the sub-sections captioned "Foreign Investments," "Interest Rate and Currency Transactions" and "Options and Futures Contracts" under "What Additional Investment Policies And Risks Apply?"

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Service Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Service Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Service Shares of each Portfolio in excess of $1 billion.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.


This Supplement is dated May 15, 1997.

              COMPASS CAPITAL FUNDSSM  COMPASS CAPITAL FUNDS(SM)

                    THE BOND PORTFOLIOS/INSTITUTIONAL CLASS

                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


Low Duration Bond Portfolio - Change in Investment Policies
-----------------------------------------------------------

Effective May 15, 1997 the investment policies of the Low Duration Bond Portfolio will be modified, and the disclosure in the Prospectus is changed as follows:

     A.   Credit Quality
          --------------

     The information on the credit quality concentration and minimum credit quality for the Low Duration Bond Portfolio in the sections "What Are The Differences Among The Portfolios?" and "What Additional Investment Policies And Risks Apply?" are replaced with the following:



PORTFOLIO            CREDIT QUALITY CONCENTRATION  MINIMUM CREDIT QUALITY
-------------------------------------------------------------------------
Low Duration Bond    Investment Grade Spectrum     B
=========================================================================


          Securities acquired by the Low Duration Bond Portfolio will generally be rated investment grade at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. The Low Duration Bond Portfolio may, however, invest in non-investment grade fixed income or convertible securities when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 20% of the total assets of the Portfolio are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that the securities acquired by the Low Duration Bond Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower degree of expected protection of principal and interest payments, (c) the creditworthiness of the issuers of such securities, (d) the relatively low trading market liquidity for the securities, (e) the relative youth and growth of the market for such securities, and (f) the impact that legislation may have on the high yield bond market (and, in turn, on the Portfolio's net asset value and investment practices). During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Low Duration Bond Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the value and liquidity of lower-rated securities held by the Portfolio, especially in a thinly-traded market.

B.   Foreign Investments
     -------------------

          The Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Low Duration Bond Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described under the sub-sections captioned "Foreign Investments," "Interest Rate and Currency Transactions" and "Options and Futures Contracts" under "What Additional Investment Policies And Risks Apply?"

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Institutional Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Institutional Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Institutional Shares of each Portfolio in excess of $1 billion.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.


Purchases by Customers of Broker-Dealers
----------------------------------------

The following paragraph has been added after the last paragraph in the section entitled "How Are Shares Purchased And Redeemed?":

          Shares of the Portfolios may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.


This Supplement is dated May 15, 1997.

                           COMPASS CAPITAL FUNDS/SM/

                   THE EQUITY PORTFOLIOS/INSTITUTIONAL CLASS
                         SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


The section entitled "What Are The Expenses Of The Portfolios?" has been amended as follows:

     The following paragraph has been added after the expense table on page 4:

          The Fund has been advised that effective June 1, 1997, the amount of fees waived voluntarily by PAMG and the Portfolios' administrators will be reduced with respect to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios. This reduction in fee waivers will increase the total operating expenses (after fee waivers) of these Portfolios' Institutional Shares to the following levels (expressed as a percentage of average net assets): Large Cap Value Equity Portfolio, .84%; Large Cap Growth Equity Portfolio, .87%; Small Cap Value Equity Portfolio, .88%; Small Cap Growth Equity Portfolio, .88%; Select Equity Portfolio, .86%; and Balanced Portfolio, .90%. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees.

     The information in the Example on page 5 relating to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios has been replaced with the following:

          An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

=======================================================================
PORTFOLIO                  ONE YEAR  THREE YEARS  FIVE YEARS  TEN YEARS
---------                  --------  -----------  ----------  ---------

Large Cap Value Equity           $9          $27         $47       $104

Large Cap Growth Equity           9           28          48        107

Small Cap Value Equity            9           28          49        108

Small Cap Growth Equity           9           28          49        108

Select Equity                     9           27          48        106

Balanced                          9           29          50        111
=======================================================================

     In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Redeemed? -- Distributor" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

Fund Management
---------------

The section entitled "Who Manages The Fund?" has been amended as follows:

     The portfolio managers for the Large Cap Value Equity and Mid-Cap Value Equity Portfolios are as follows:

Portfolio                     Portfolio Manager(s)
---------                     --------------------

Large Cap Growth Equity       Daniel B. Eagan; portfolio manager with Provident
                              Capital Management, Inc. ("PCM") since 1995;
                              director of investment strategy at PNC Asset
                              Management Group, Inc. during 1994 and 1995; prior to 1994, served as senior research consultant for Mercer Investment Consulting; Portfolio manager since January 1997.

Mid-Cap Value Equity          Daniel B. Eagan (see above).
                              Portfolio co-manager since its inception.

                              Christian K. Stadlinger; Vice President of PCM since July 1996; prior to joining PCM, Portfolio Manager and Research Analyst with Morgan Stanley Asset Management; Portfolio co-manager since January 1997.

Administrators
--------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Institutional Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Institutional Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Institutional Shares of each Portfolio in excess of $1 billion.

Purchases by Customers of Broker-Dealers
----------------------------------------

The following paragraph has been added after the last paragraph in the section entitled "How Are Shares Purchased And Redeemed?":

     Shares of the Portfolios may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.


Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.



This Supplement is dated May 15, 1997.

                           COMPASS CAPITAL FUNDS/SM/
                     THE EQUITY PORTFOLIOS/INVESTOR CLASSES

                         SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997

The section "What Are The Expenses Of The Portfolios?" has been amended as follows:

     The following paragraph has been added after the expense table on page 7:

          The Fund has been advised that effective June 1, 1997, the amount of fees waived voluntarily by PAMG and the Portfolios' administrators will be reduced with respect to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios. This reduction in fee waivers will increase the total operating expenses (after fee waivers) of these Portfolios' Investor Shares to the following levels (expressed as a percentage of average net assets): Large Cap Value Equity Portfolio, Investor A - 1.31%, Investor B and Investor C - 2.06%; Large Cap Growth Equity Portfolio, Investor A - 1.34%, Investor B and Investor
          C - 2.09%; Small Cap Value Equity Portfolio, Investor A - 1.34%, Investor B and Investor C - 2.10%; Small Cap Growth Equity Portfolio, Investor A - 1.35%, Investor B and Investor C - 2.11%; Select Equity Portfolio, Investor A - 1.33%, Investor B and Investor C - 2.08%; and Balanced Portfolio, Investor A - 1.31%, Investor B and Investor C - 2.12%. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees.

     The information in the Example on page 8 relating to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios has been replaced with the following:

     An investor in Investor Shares would pay the following expenses on a $1,000
investment assuming (1) 5% annual return, (2) redemption at   the end of each
time period and (3) with respect to Investor B Shares only, no redemption at the end of each time period:


                                     ONE YEAR  THREE YEARS  FIVE YEARS  TEN YEARS

Large Cap Value Equity Portfolio
    A Shares/*/                           $58         $ 85        $114  $     196
    B Shares (Redemption)/**/              56          102         133        219/***/
    B Shares (No Redemption)               21           65         111        219/***/
    C Shares                               21           65         111        239

Large Cap Growth Equity Portfolio
    A Shares/*/
    B Shares (Redemption)/**/              58           86         115        199
    B Shares (No Redemption)               66          103         136        223/***/
    C Shares                               21           65         112        223/***/
                                           21           65         112        242

Small Cap Value Equity Portfolio
    A Shares/*/                            58           86         116        200
    B Shares (Redemption)/**/              66          103         135        224/***/
    B Shares (No Redemption)               21           66         113        224/***/
    C Shares                               21           66         113        243

Small Cap Growth Equity Portfolio
    A Shares/*/                            58           88         116        200
    B Shares (Redemption)/**/              66          103         135        224/***/
    B Shares (No Redemption)               21           66         113        224/***/
    C Shares                               21           66         113        243

Select Equity Portfolio
    A Shares/*/                            58           85         115        198
    B Shares (Redemption)/**/              66          102         134        222/***/
    B Shares (No Redemption)               21           65         112        222/***/
    C Shares                               21           65         112        241

Balanced Portfolio
    A Shares/*/                            58           85         114        196
    B Shares (Redemption)/**/              67          103         136        226/***/
    B Shares (No Redemption)               22           66         114        226/***/
    C Shares                               22           66         114        245
=================================================================================

   * Reflects the imposition of the maximum front-end sales charge at the beginning of the period.
  **  Reflects the deduction of the deferred sales charge.
 *** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "What is the Schedule of Sales Charges and Exemptions?" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

Fund Management
---------------

The section "Who Manages The Fund?" has been amended as follows:

     The portfolio managers for the Large Cap Value Equity and Mid-Cap Value Equity Portfolios are as follows:

Portfolio                     Portfolio Manager(s)
---------                     --------------------

Large Cap Value Equity        Daniel B. Eagan; portfolio manager with Provident
                              Capital Management, Inc. ("PCM") since 1995;
                              director of investment strategy at PNC Asset
                              Management Group, Inc. during 1994 and 1995; prior to 1994, served as senior research consultant for Mercer Investment Consulting; Portfolio manager since January 1997.


Mid-Cap Value Equity                Daniel B. Eagan (see above).
                              Portfolio co-manager since its inception.

                              Christian K. Stadlinger; Vice President of PCM since July 1996; prior to joining PCM, Portfolio Manager and Research Analyst with Morgan Stanley Asset Management; Portfolio co-manager since January 1997.

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Investor Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Investor Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Investor Shares of each Portfolio in excess of $1 billion.

Sales Loads, Broker Reallowances and Placement Fees
---------------------------------------------------

The following schedule of sales charges for Investor A Share trades of $1,000,000 and above is to be added to the schedules found under "What Is The Schedule Of Sales Charges And Exemptions?" on pg. 46.

FOR ALL EQUITY PORTFOLIOS EXCEPT INDEX EQUITY PORTFOLIO:

AMOUNT OF TRANSACTION AT      SALES CHARGE AS A % OF OFFERING     SALES CHARGE AS A % OF NET     REALLOWANCE OR PLACEMENT FEES TO
 OFFERING PRICE                           PRICE*                         ASSET VALUE*               DEALERS (AS A % OF OFFERING
(IN MILLIONS)                                                                                                PRICE)**

$1 - 2                                    0.00%                           0.00%                                1.00%
$2 - 3                                    0.00%                           0.00%                                0.95%
$3 - 5                                    0.00%                           0.00%                                0.87%
$5 - 10                                   0.00%                           0.00%                                0.69%
$10 - 15                                  0.00%                           0.00%                                0.62%
$15 - 20                                  0.00%                           0.00%                                0.53%
$20 - 40                                  0.00%                           0.00%                                0.39%

INDEX EQUITY PORTFOLIO:

AMOUNT OF TRANSACTION AT     SALES CHARGE AS A % OF OFFERING     SALES CHARGE AS A % OF NET      REALLOWANCE OR PLACEMENT FEES TO
 OFFERING PRICE                           PRICE*                        ASSET VALUE*               DEALERS (AS A % OF OFFERING
(IN MILLIONS)                                                                                                PRICE)**

$1 - 2                                    0.00%                           0.00%                                0.50%
$2 - 3                                    0.00%                           0.00%                                0.45%
$3 - 5                                    0.00%                           0.00%                                0.37%
$5 - 10                                   0.00%                           0.00%                                0.31%
$10 - 15                                  0.00%                           0.00%                                0.29%
$15 - 20                                  0.00%                           0.00%                                0.28%
$20 - 40                                  0.00%                           0.00%                                0.27%

* There is no initial sales charge on purchase of $1,000,000 or more of Investor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.


** The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

Sales Charges and Exemptions
----------------------------


The section "What Is The Schedule Of Sales Charges And Exemptions?" has been amended as follows:


     The second sentence under the caption "Sales Charge Waivers -- Investor A Shares" has been amended to reflect that registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio may purchase Investor A Shares without a sales load, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares of Fund portfolios that would otherwise be subject to front-end sales charges equals at least $250,000.


Class Expenses
--------------


The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:


     Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/ servicing fees and amounts payable under the Fund's Distribution and Service Plan.



This Supplement is dated May 15, 1997.

                           COMPASS CAPITAL FUNDS/SM/

                      THE EQUITY PORTFOLIOS/SERVICE CLASS

                         SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


The section entitled "What Are The Expenses Of The Portfolios?" has been amended as follows:

     The following paragraph has been added after the expense table on page 4:

          The Fund has been advised that effective June 1, 1997, the amount of fees waived voluntarily by PAMG and the Portfolios' administrators will be reduced with respect to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios. This reduction in fee waivers will increase the total operating expenses (after fee waivers) of these Portfolios' Service Shares to the following levels (expressed as a percentage of average net assets): Large Cap Value Equity Portfolio, 1.14%; Large Cap Growth Equity Portfolio, 1.17%; Small Cap Value Equity Portfolio, 1.18%; Small Cap Growth Equity Portfolio, 1.18%; Select Equity Portfolio, 1.16%; and Balanced Portfolio, 1.20%. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees.

     The information in the Example on page 5 relating to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios has been replaced with the following:

          An investor in Service Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

=======================================================================
PORTFOLIO                  ONE YEAR  THREE YEARS  FIVE YEARS  TEN YEARS
---------                  --------  -----------  ----------  ---------

Large Cap Value Equity          $12          $36         $63       $139

Large Cap Growth Equity          12           37          64        142

Small Cap Value Equity           12           37          65        143

Small Cap Growth Equity          12           37          65        143

Select Equity                    12           37          64        141

Balanced                         12           38          66        145
=======================================================================

     In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Redeemed? -- Distributor" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

Fund Management
---------------

The section entitled "Who Manages The Fund?" has been amended as follows:

     The portfolio managers for the Large Cap Value Equity and Mid-Cap Value Equity Portfolios are as follows:

Portfolio                     Portfolio Manager(s)
---------                     --------------------

Large Cap Growth Equity       Daniel B. Eagan; portfolio manager with Provident
                              Capital Management, Inc. ("PCM") since 1995;
                              director of investment strategy at PNC Asset
                              Management Group, Inc. during 1994 and 1995; prior to 1994, served as senior research consultant for Mercer Investment Consulting; Portfolio manager since January 1997.


Mid-Cap Value Equity          Daniel B. Eagan (see above).
                              Portfolio co-manager since its inception.

                              Christian K. Stadlinger; Vice President of PCM since July 1996; prior to joining PCM, Portfolio Manager and Research Analyst with Morgan Stanley Asset Management; Portfolio co-manager since January 1997.

Administrators
--------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Service Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Service Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Service Shares of each Portfolio in excess of $1 billion.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

     Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/ servicing fees and amounts payable under the Fund's Distribution and Service Plan.



This Supplement is dated May 15, 1997.

                           COMPASS CAPITAL FUNDS/SM/

                THE MONEY MARKET PORTFOLIOS/INSTITUTIONAL CLASS

                         SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


The section entitled "What Are The Expenses Of The Portfolios?" has been amended as follows:

     The following paragraph has been added after the expense table on page 4:

          The Fund has been advised that effective June 1, 1997, the amount of fees waived voluntarily by PAMG and the Portfolios' administrators will be reduced with respect to each Portfolio. This reduction in fee waivers will increase the total operating expenses (after fee waivers) of each Portfolio's Institutional Shares to .34% of its average net assets. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees.

     The information in the Example on page 5 relating to the Portfolios has been replaced with the following:

          An investor in Service Shares in any Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:


==============================================
 ONE YEAR   THREE YEARS  FIVE YEARS  TEN YEARS
----------  -----------  ----------  ---------
    $3              $11         $19        $43
==============================================

          In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Redeemed? -- Distributor" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.



The section entitled "Who Manages The Fund?" has been amended as follows:

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.15% of the first $500 million of average daily net assets allocated to the Institutional Shares of each Portfolio, 0.13% of the next $500 million of average daily net assets allocated to the Institutional Shares of each Portfolio and 0.10% of the average daily net assets allocated to the Institutional Shares of each Portfolio in excess of $1 billion.


The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.



This Supplement is dated May 15, 1997.

                           COMPASS CAPITAL FUNDS/SM/

                  THE MONEY MARKET PORTFOLIOS/INVESTOR CLASSES

                         SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


The section entitled "What Are The Expenses Of The Portfolios?" has been amended as follows:

     The following paragraph has been added after the expense tables on page 5:

          The Fund has been advised that effective June 1, 1997, the amount of fees waived voluntarily by PAMG and the Portfolios' administrators will be reduced with respect to each Portfolio. This reduction in fee waivers will increase the total operating expenses (after fee waivers) of each Portfolio's Investor Shares to the following levels (expressed as a percentage of average net assets): Investor A - .91%; Investor B and Investor C - 1.41%. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees.

     The information in the Example on page 6 relating to the Portfolios has been replaced with the following:

          An investor in Investor Shares in any Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:

=====================================================================================
                     ONE           THREE       FIVE           TEN
                     YEAR          YEARS      YEARS          YEARS
                     ----          -----      -----          -----
    A Shares            $ 9          $29         $50         $ 112
    B Shares/*/          14           45          77      155/**//149/***/
    C Shares/*/          14           45          77           169
=====================================================================================

 * These expense figures do not reflect the imposition of the deferred sales charge which may be deducted upon the redemption of Investor B or Investor C Shares of a Portfolio received in an exchange transaction for Investor B or Investor C Shares of a non-money market investment portfolio of the Fund as described in the applicable prospectuses. No deferred sales charge is deducted upon the redemption of Investor B or Investor C Shares of a Portfolio that are purchased from the Fund and not acquired by exchange. See "What Are The Shareholder Features Of The Fund? - Exchange Privilege."

** Based on the conversion of Investor B Shares to Investor A Shares after eight years (applies to shares received in an exchange transaction for Investor B Shares of an equity portfolio of the Fund).

*** Based on the conversion of Investor B Shares to Investor A Shares after seven years (applies to shares received in an exchange transaction for Investor B Shares of a fixed income portfolio of the Fund).

          In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "Who Manages The Fund? - Distribution and Service Plan" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

The section entitled "Who Manages The Fund?" has been amended as follows:

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.15% of the first $500 million of average daily net assets allocated to the Investor Shares of each Portfolio, 0.13% of the next $500 million of average daily net assets allocated to the Investor Shares of each Portfolio and 0.10% of the average daily net assets allocated to the Inestor Shares of each Portfolio in excess of $1 billion.

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.



This Supplement is dated May 15, 1997.

                           COMPASS CAPITAL FUNDS/SM/

                   THE MONEY MARKET PORTFOLIOS/SERVICE CLASS

                         SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


The section entitled "What Are The Expenses Of The Portfolios?" has been amended as follows:

     The following paragraph has been added after the expense table on page 4:

          The Fund has been advised that effective June 1, 1997, the amount of fees waived voluntarily by PAMG and the Portfolios' administrators will be reduced with respect to each Portfolio. This reduction in fee waivers will increase the total operating expenses (after fee waivers) of each Portfolio's Service Shares to .64% of its average net assets. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees.

     The information in the Example on page 4 relating to the Portfolios has been replaced with the following:

          An investor in Service Shares in any Portfolio would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period:


==============================================
ONE YEAR    THREE YEARS  FIVE YEARS  TEN YEARS
----------  -----------  ----------  ---------
$7                  $20         $36        $80
==============================================

          In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "How Are Shares Purchased And Redeemed? -- Distributor" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.



The section entitled "Who Manages The Fund?" has been amended as follows:

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.15% of the first $500 million of average daily net assets allocated to the Service Shares of each Portfolio, 0.13% of the next $500 million of average daily net assets allocated to the Service Shares of each Portfolio and 0.10% of the average daily net assets allocated to the Service Shares of each Portfolio in excess of $1 billion.

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.



This Supplement is dated May 15, 1997.